CONVERTIBLE DEBT AND NOTES PAYABLE - (Details) - USD ($) $ in Thousands	Apr. 16, 2021	Sep. 30, 2021	Apr. 30, 2021	Feb. 18, 2021	Jan. 05, 2021	Dec. 31, 2020	Dec. 31, 2019	May 23, 2019	Jan. 28, 2019	Feb. 19, 2018	Aug. 02, 2016
Debt Instrument [Line Items]
Outstanding note balance		$ 25,830				$ 758
Notes payable		800				$ 800	$ 1,000
Financing agreement to finance the purchase of trucks
Debt Instrument [Line Items]
Principal amount				$ 100	$ 100			$ 500	$ 400	$ 300	$ 100
Interest rate				6.99%	7.50%			8.25%	8.25%	8.25%	12.50%
Convertible promissory note
Debt Instrument [Line Items]
Principal amount	$ 25,000		$ 25,000
Interest rate	10.00%		10.00%
Debt issuance costs	$ 8,100
Interest expense	$ 3,700
Outstanding note balance		$ 20,500